TIME DEPOSITS WITH ORIGINAL MATURITIES EXCEEDING THREE MONTHS (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Bank Time Deposits [Member]	Dec. 31, 2011 February 22, 2012 [Member]	Dec. 31, 2011 March 14, 2012 [Member]
Investment [Line Items]
Interest rate, minimum	2.97%
Interest rate, maximum	3.02%
Time deposits		5,000	3,000